SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)			10 Months Ended	12 Months Ended
	Jul. 29, 2022	Sep. 13, 2018	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Product Information [Line Items]
Assets Held-in-trust, Noncurrent			$ 203,000,706	$ 208,932,880	$ 203,000,706
Deferred Offering Costs				582,540
Adjustments to Additional Paid in Capital, Fair Value			268,617	268,617
Underwriter discount				8,499,949
Temporary equity			202,998,782	208,932,880	202,998,782
Unrecognized Tax Benefits			0		0
Income Tax Examination, Penalties and Interest Accrued			0		0
Federal depository insurance			250,000	250,000	250,000
Net profit loss			(181,695)	(1,111,964)
Seamless Group Inc [Member]
Product Information [Line Items]
Temporary equity				2,957,948
Working capital deficit			21,500,000	56,400,000	21,500,000
Net liabilities			8,100,000	21,800,000	8,100,000
Net profit loss				(15,725,713)	(12,885,300)
Accounts receivable, credit loss				117,195
Advertising and promotion costs				618,661	543,793
Outstanding balance of convertible bond			21,000,000	$ 10,000,000	$ 21,000,000
Seamless Group Inc [Member] | 2018 Equity Incentive Plan [Member]
Product Information [Line Items]
Restricted stock units		2,591,543
Options		978,397
Exercise price		$ 12.87
Seamless Group Inc [Member] | 2022 Equity Incentive Plan [Member]
Product Information [Line Items]
Options	5,725,739
Reserved shares	6,093,000
Seamless Group Inc [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Percentage of concentration credit risk				71.00%	64.00%
Seamless Group Inc [Member] | Convertible Debt Securities [Member]
Product Information [Line Items]
Convertible shares				1,532,798	3,218,875
Seamless Group Inc [Member] | Convertible Bond [Member]
Product Information [Line Items]
Outstanding balance of convertible bond			$ 21,000,000	$ 10,000,000	$ 21,000,000
Seamless Group Inc [Member] | Computer Software, Intangible Asset [Member]
Product Information [Line Items]
Intangible assets amortized period				5 years
Seamless Group Inc [Member] | Developed Technology Rights [Member]
Product Information [Line Items]
Intangible assets amortized period				7 years
Seamless Group Inc [Member] | Trademarks and Trade Names [Member]
Product Information [Line Items]
Intangible assets amortized period				10 years
Seamless Group Inc [Member] | Tranglo [Member]
Product Information [Line Items]
Net profit loss				$ 6,000,000
Seamless Group Inc [Member] | WalletKu [Member]
Product Information [Line Items]
Net profit loss				$ 30,000.00	$ 70,000.00